Segment Information (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Segment Information [Line Items]
Schedule of performance and Making Key Decisions Regarding Resource

When evaluating the Company’s primary measure of performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following (unaudited):

	Six Months Ended June 30, 2025	For the period from February 6, 2024 (inception)through June 30, 2024
General and administrative expenses	$1,239	$—
Total operating expenses	(1,239)	—
Income tax expense	—	—
Net loss	$(1,239)	$—

When evaluating the Company’s primary measure of performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:

For the Year Ended December 31, 2024
General and administrative expenses	$66,441
Total operating expenses	(66,441)
Income tax expense	—
Net loss	$(66,441)

Breeze Holdings Acquisition Corp. [Member]
Segment Information [Line Items]
Schedule of performance and Making Key Decisions Regarding Resource

When evaluating the Company’s primary measure of performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:

	Three Months Ended		Six Months Ended
	June 30		June 30
	2025	2024	2025	2024
Operating and formation costs	$389,191	$537,407	$743,010	$1,584,448
Loss from operations	(389,191)	(537,407)	(743,010)	(1,584,448)
Total other expenses, net	(1,827,175)	17,647,237	(4,839,115)	(3,315,683)
Loss before income taxes	$(2,216,366)	$17,109,830	$(5,582,125)	$(4,900,131)
Net loss	$(2,214,684)	$17,103,566	$(5,582,198)	$(4,912,173)

When evaluating the Company’s primary measure of performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operating and formation costs	$2,225,820	$2,070,143
Loss from operations	(2,225,820)	(2,070,143)
Total other expenses, net	(78,818)	(460,799)
Loss before income taxes	(2,304,638)	(2,530,942)
Net loss	$(2,304,638)	$(2,549,111)